Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Income Tax Expense:
State and local	$ 10	$ 11	$ 3
Total Current Income Tax Expense	10	11	3
Deferred Income Tax Expense:
Total Income Tax Expense	$ 10	$ 11	$ 3